Stockholders' Equity - Preferred Stock Issuances - Additional Information (Details) - USD ($)						3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 19, 2019	Jul. 11, 2019	Mar. 29, 2019	Mar. 29, 2019	Nov. 06, 2018	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Nov. 05, 2018
Stockholders Equity Note [Line Items]
Preferred stock, par value (in dollars per share)						$ 0.01	$ 0.01		$ 0.01	$ 0.01
Fair value of warrants issued							$ 20,844,000	$ 28,539,000	$ 28,539,000	$ 16,953,000
Preferred stock, aggregate stated value						$ 0	$ 0		$ 0	$ 0
2019 Warrants [Member]
Stockholders Equity Note [Line Items]
Fair value of warrants issued						$ 20,800,000
Series E Convertible Preferred Stock [Member] | July 2019 Private Placement [Member]
Stockholders Equity Note [Line Items]
Proceeds from private placement, gross		$ 20,000,000
Series E Convertible Preferred Stock [Member] | July 2019 Private Placement [Member] | Securities Purchase Agreement [Member]
Stockholders Equity Note [Line Items]
Preferred stock, shares issued		20,000
Preferred stock, par value (in dollars per share)		$ 0.01
Shares issued, price per share		$ 1,000
Series E-1 Convertible Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Conversion of stock, description							The Conversion Price and the Exercise Price may, upon each of (i) the third trading day following the date that the Company effects a reverse stock split, (ii) the date that the initial registration statement to be filed pursuant to the Registration Rights Agreement (as further discussed below) is declared effective by the United States Securities and Exchange Commission (“SEC”), and (iii) in the event that all of the registrable securities (as defined in the Registration Rights Agreement) are not then registered on an effective registration statement, the date that all of the shares underlying the Preferred Stock and Warrants may be sold pursuant to Rule 144, be reduced, and only reduced, to equal the lesser of (x) the then effective Conversion Price or Exercise Price, as applicable, and (y) 90% of the average of the five daily volume weighted average prices of the Common Stock immediately prior to such dates.
Series E-1 Convertible Preferred Stock [Member] | August 2019 Private Placement [Member]
Stockholders Equity Note [Line Items]
Proceeds from private placement, gross	$ 9,500,000
Series E-1 Convertible Preferred Stock [Member] | August 2019 Private Placement [Member] | Securities Purchase Agreement [Member]
Stockholders Equity Note [Line Items]
Preferred stock, shares issued	9,510
Preferred stock, par value (in dollars per share)	$ 0.01
Shares issued, price per share	$ 1,000
Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Debt instrument, conversion price						$ 23.04	$ 23.04
Exercise price of warrants						$ 23.04	$ 23.04
Warrant exercisable term						5 years
Net proceeds from issuance of preferred stock						$ 26,500,000
Beneficial conversion feature						18,300,000
Series E Preferred Stock and Related Warrants [Member]
Stockholders Equity Note [Line Items]
Debt and warrants exchanged for preferred stock						$ 11,800,000
Number of preferred stock and warrants issued upon conversion						11,500
Value of accounts payable exchanged						$ 100,000
Number of shares issued upon exchange of accounts payable						149
Number of shares issued upon exchange of investor waiver rights						923
Series D Preferred Shares [Member]
Stockholders Equity Note [Line Items]
Preferred stock, par value (in dollars per share)											$ 0.01
Preferred stock, aggregate stated value			$ 1,160,000	$ 1,160,000
Proceeds from exchange of senior secured promissory note			400,000
Issuance of senior secured promissory note in exchange of preferred stock			1,560,000	1,560,000
Series D Preferred Shares [Member] | Common Stock [Member]
Stockholders Equity Note [Line Items]
Number of preferred stock and warrants issued upon conversion					2,366
Series D Preferred Shares [Member] | Securities Purchase Agreement [Member]
Stockholders Equity Note [Line Items]
Preferred stock, shares issued					101
Subsequent Event [Member] | Series D Preferred Shares [Member]
Stockholders Equity Note [Line Items]
Preferred stock, aggregate stated value			1,160,000	1,160,000
Proceeds from exchange of senior secured promissory note				400,000
Issuance of senior secured promissory note in exchange of preferred stock			1,560,000	1,560,000
Preferred stock, value outstanding			$ 0	$ 0